Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,954	$ 2,184	$ 4,338
Accounts receivable, net	16,428	21,236	14,268
Inventory	3,942	1,378	2,562
Prepaid expenses and other	3,157	4,810	1,835
Total current assets:	25,481	29,608	23,003
Property and equipment, net	769	772	805
Operating lease right-of-use asset	3,120	1,131	1,303
Intangibles, net	37,511	40,591	38,802
Goodwill	13,481	13,481	13,481
Other long term assets	166	944	538
Total assets	80,528	86,527	77,932
Current liabilities:
Accounts payable	32,560	8,450	4,284
Accrued payroll	3,133	1,354	3,733
Accrued rebates and fees	65,800	30,893	7,362
Accrued expenses	10,575	3,136	3,259
Current portion of deferred consideration	503	264	0
Convertible debentures		0	37,950
Related party payable		0	92,724
Related party note payable		0	19,608
Current portion of operating lease liabilities	787	745	500
Debt, current	115,222	0	29,135
Total current liabilities:	228,580	44,842	169,420
Long-term portion of deferred consideration	3,014	3,387	0
Debt, net of issuance costs	6,932	0
Derivative liabilities	2,096	1,231	35,700
Operating lease liabilities	2,402	665	1,148
Other long-term liabilities	173	163	0
Long-term debt, net		0	72,037
Related party note payable, net		0	23,503
Total liabilities	243,197	50,288	301,808
Commitments and contingencies (See Note 11)
Stockholders' (deficit) equity:
Preferred stock	0	3	0
Common Stock, Value, Issued	15	14	13
Additional paid-in capital	396,762	412,136	128,661
Accumulated deficit	(468,845)	(375,914)	(352,550)
Treasury stock, at cost; 60,068,585 shares and nil shares as of September 30, 2023 and December 31, 2022, respectively	(90,601)	0
Total stockholders' (deficit) equity	(162,669)	36,239	(223,876)
Total liabilities and stockholders' (deficit) equity	$ 80,528	$ 86,527	$ 77,932